Short-Term Borrowings - Schedule of Short-Term Bank Borrowings are Pledged by the Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Short-Term Bank Borrowings are Pledged by the Assets [Line Items]
Land use right, net	$ 6,509,575	$ 6,538,125
Land use right, net [Member]
Schedule of Short-Term Bank Borrowings are Pledged by the Assets [Line Items]
Land use right, net	729,879	737,261
Property and equipment, net [Member]
Schedule of Short-Term Bank Borrowings are Pledged by the Assets [Line Items]
Land use right, net	3,421,585	3,711,153
Inventory [Member]
Schedule of Short-Term Bank Borrowings are Pledged by the Assets [Line Items]
Land use right, net	$ 2,358,111	$ 2,089,711